Related-party transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 610	$ 879		$ 1,431
Investments in equity accounted units	4,407	3,298	[1]
Investment in equity accounted units
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(1,163)	(1,429)		(1,167)
Sales to equity accounted units	349	563		432
Dividends from equity accounted units	610	879		1,431
Net (funding of)/receipts from equity accounted units	(144)	(75)		6
Investments in equity accounted units	4,407	3,298		3,504
Loans related to equity accounted units	100	0		0
Trade and other receivables: amounts due from equity accounted units	189	297		251
Trade and other payables: amounts due to equity accounted units	$ (206)	$ (294)		$ (253)

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.